Summary of Significant Accounting Policies - Schedule of Property and Equipment is Provided Using the Straight-Line Method Over Estimated Useful Lives (Details)	Jun. 30, 2026
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Property and Equipment is Provided Using the Straight-Line Method Over Estimated Useful Lives [Line Items]
Property and equipment useful lives	3 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Property and Equipment is Provided Using the Straight-Line Method Over Estimated Useful Lives [Line Items]
Property and equipment useful lives	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Property and Equipment is Provided Using the Straight-Line Method Over Estimated Useful Lives [Line Items]
Property and equipment useful lives	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Property and Equipment is Provided Using the Straight-Line Method Over Estimated Useful Lives [Line Items]
Property and equipment useful lives	5 years
Vehicle [Member]
Schedule of Property and Equipment is Provided Using the Straight-Line Method Over Estimated Useful Lives [Line Items]
Property and equipment useful lives	5 years